UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

					FORM 13F
				FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000.

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) [  ] is a restatement.
				 [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Hourglass Capital Management, Inc.
Address:	1601 Elm Street, Suite 1750
		Dallas, Texas  75201

13F File Number:	28-4856

The institutional investment manager filing this report and the person by whom it is signed hereby represent tthat the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Nora L. Phare
Title:	Office Manager
Phone:	(214) 754-8750 ext. 220
Signature, Place, and Date of Signing:

	Nora L. Phare	Dallas, Texas	May 12, 2000

Report Type (check only one.):
[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		56
Form 13F Information Table Value Total:		$124,483

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC.                     COM              022249106     3666 52180.00 SH       SOLE                                   52180.00
ALLTEL CORP.                   COM              020039103      152  2400.00 SH       SOLE                                    2400.00
AMERICA ONLINE                 COM              02364j104     3934 58340.00 SH       SOLE                                   58340.00
AMERICAN EXPRESS               COM              025816109     3478 23350.00 SH       SOLE                                   23350.00
AMERICAN INT'L GROUP           COM              026874107     4579 41821.00 SH       SOLE                                   41821.00
APPLIED MATERIALS              COM              038222105     2418 25654.00 SH       SOLE                                   25654.00
AT&T CORP.                     COM              001957109     3327 59083.00 SH       SOLE                                   59083.00
ATLANTIC COAST AIR             COM              048396105       47  1800.00 SH       SOLE                                    1800.00
ATMOS ENERGY                   COM              049560105      240 14650.00 SH       SOLE                                   14650.00
AVERY DENNISON                 COM              053611109     2985 48885.00 SH       SOLE                                   48885.00
BANKAMERICA                    COM              060505104       20   388.00 SH       SOLE                                     388.00
CATALINA MKTG.                 COM              148867104       35   350.00 SH       SOLE                                     350.00
CISCO SYSTEMS                  COM              17275R102     8628111604.00 SH       SOLE                                  111604.00
CRESCENT R. E.                 COM              225756105       43  2450.00 SH       SOLE                                    2450.00
DELL COMPUTER                  COM              247025109     2934 54405.00 SH       SOLE                                   54405.00
DST SYSTEMS                    COM              233326107     2015 31030.00 SH       SOLE                                   31030.00
EMC CORP.                      COM              268648102     2473 19625.00 SH       SOLE                                   19625.00
EMPIRE DISTRICT ELECTRIC CO.   COM              291641108       98  5000.00 SH       SOLE                                    5000.00
EXXON MOBIL                    COM              30231G102     3479 44633.00 SH       SOLE                                   44633.00
GABLES RES.TRUST               COM              362418105       27  1200.00 SH       SOLE                                    1200.00
GATX CORP.                     COM              361448103      319  8400.00 SH       SOLE                                    8400.00
GENERAL ELECTRIC               COM              369604103     4661 29950.00 SH       SOLE                                   29950.00
HOME DEPOT                     COM              437076102      216  3350.00 SH       SOLE                                    3350.00
HSB GROUP INC.                 COM              40428N109      150  5200.00 SH       SOLE                                    5200.00
IBM CORP.                      COM              459200101     5106 43270.00 SH       SOLE                                   43270.00
INT'L PAPER                    COM              460146103     2910 68070.00 SH       SOLE                                   68070.00
JOHNSON & JOHNSON              COM              478160104     2398 34138.00 SH       SOLE                                   34138.00
KOALA CORP.                    COM              499866101       48  3600.00 SH       SOLE                                    3600.00
KOHL'S CORP.                   COM              500255104     3680 35900.00 SH       SOLE                                   35900.00
LINCOLN NAT'L CORP.            COM              534187109      228  6800.00 SH       SOLE                                    6800.00
LUBY'S CAFETERIAS              COM              549282101       57  6000.00 SH       SOLE                                    6000.00
MARSH/MCLENNAN                 COM              571748102     4918 44585.00 SH       SOLE                                   44585.00
MEDTRONIC INC.                 COM              585055106     4584 89120.00 SH       SOLE                                   89120.00
MELLON FINANCIAL               COM              58551A108     2633 88500.00 SH       SOLE                                   88500.00
MICROSOFT INC.                 COM              594918104     3963 37300.00 SH       SOLE                                   37300.00
MIDCAP S&P DEP RECPTS          COM              595635103      138  1510.00 SH       SOLE                                    1510.00
MINNESOTA MINING & MFG.        COM              604059105     3243 36615.00 SH       SOLE                                   36615.00
MORGAN (J.P.) & CO.            COM              616880100      329  2500.00 SH       SOLE                                    2500.00
NASDAQ 100 TRST                COM              631100104      185  1690.00 SH       SOLE                                    1690.00
NEXTEL COMM.                   COM              65332V103     2880 19430.00 SH       SOLE                                   19430.00
OMNICOM GROUP                  COM              681919106     3961 42305.00 SH       SOLE                                   42305.00
ORACLE CORP.                   COM              68389X105     4699 60190.00 SH       SOLE                                   60190.00
PHILLIPS PETR.                 COM              718507106      185  4000.00 SH       SOLE                                    4000.00
PRENTISS PROP.                 COM              740706106       13   600.00 SH       SOLE                                     600.00
S&P DEP RECPTS                 COM              78462F103     1098  7305.00 SH       SOLE                                    7305.00
SBC COMM.                      COM              78387G103       19   460.00 SH       SOLE                                     460.00
SCHERING-PLOUGH                COM              806605101     2454 66097.00 SH       SOLE                                   66097.00
SOUTHERN CO.                   COM              842587107       42  1950.00 SH       SOLE                                    1950.00
SOUTHWEST AIR                  COM              844741108     3743179849.00 SH       SOLE                                  179849.00
SPRINT CORP.                   COM              852061100     3689 58325.00 SH       SOLE                                   58325.00
SUN MICROSYSTEM                COM              866810104     3815 40715.00 SH       SOLE                                   40715.00
TEXACO                         COM              881694103     2547 47395.00 SH       SOLE                                   47395.00
TEXAS INSTRUMENTS              COM              882508104     5807 36295.00 SH       SOLE                                   36295.00
UNITED PARCEL-B                COM              911312106     2719 43165.00 SH       SOLE                                   43165.00
WISCONSIN ENERGY               COM              976657106       10   500.00 SH       SOLE                                     500.00
WORLDCOM INC.                  COM              5526B1062     2456 54199.00 SH       SOLE                                   54199.00